Bridge Loan Payable, Net - Schedule of Bridge Loan Payable (Details) - Bridge Loan Payable [Member]	Dec. 31, 2025 USD ($)
Debt Instrument [Line Items]
Principal amount	$ 375,000
Less: unamortized debt issuance costs	(14,441)
Less: unamortized debt discount	(163,218)
Convertible note payable, net	$ 197,341